COMBINED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Statement [Line Items]
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance		$ 1,345	$ 129		$ 71
Net income		501	(112)		7
Other comprehensive loss		(446)	53		38
Comprehensive income (loss)		55	(59)		45
Equity issuances		461	1,424	[1]	13
Return of capital	[2]		(3)
Common control transaction adjustments	[3]		(10)
Distributions	[4]	(64)
Dividends on Class A junior preferred shares		(68)
Derecognition of equity accounted investments		(44)
Other		0
Total change in the year		340	1,352		58
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance		1,685	1,345		129
Cumulative Effect, Period of Adoption, Adjustment
Statement [Line Items]
Change in accounting policy					(136)
Cumulative Effect, Period of Adoption, Adjusted Balance
Statement [Line Items]
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance			(7)
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance					(7)
Accumulated Other Comprehensive Income (Loss)
Statement [Line Items]
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance		(33)	54		16
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance		(523)	(33)		54
Non-controlling interests
Statement [Line Items]
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance		0
Net income		2
Comprehensive income (loss)		2
Equity issuances		11
Distributions	[4]	(5)
Total change in the year		8
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance		8	0
Brookfield Corporation
Statement [Line Items]
Comprehensive income (loss)	[5]	0	(12)		45
Brookfield Corporation | Share Capital
Statement [Line Items]
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance		0	78		65
Equity issuances			(78)	[1]	(13)
Total change in the year			(78)		13
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance			0		78
Brookfield Corporation | Share Capital | Cumulative Effect, Period of Adoption, Adjusted Balance
Statement [Line Items]
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance			78
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance					78
Brookfield Corporation | Retained Earnings
Statement [Line Items]
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance		0	(3)		(10)
Net income			(17)		7
Comprehensive income (loss)			(17)		7
Common control transaction adjustments	[3]		21
Total change in the year			4		7
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance			0		(3)
Brookfield Corporation | Retained Earnings | Cumulative Effect, Period of Adoption, Adjustment
Statement [Line Items]
Change in accounting policy					(1)
Brookfield Corporation | Retained Earnings | Cumulative Effect, Period of Adoption, Adjusted Balance
Statement [Line Items]
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance			(4)
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance					(4)
Brookfield Corporation | Accumulated Other Comprehensive Income (Loss)
Statement [Line Items]
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance		0	54		16
Other comprehensive loss			5		38
Comprehensive income (loss)			5		38
Common control transaction adjustments	[3]		76
Total change in the year			81		38
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance			0		54
Brookfield Corporation | Accumulated Other Comprehensive Income (Loss) | Cumulative Effect, Period of Adoption, Adjustment
Statement [Line Items]
Change in accounting policy					(135)
Brookfield Corporation | Accumulated Other Comprehensive Income (Loss) | Cumulative Effect, Period of Adoption, Adjusted Balance
Statement [Line Items]
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance			(81)
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance					(81)
Brookfield Corporation | Parent
Statement [Line Items]
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance		0	129		71
Net income			(17)		7
Other comprehensive loss			5		38
Comprehensive income (loss)			(12)		45
Equity issuances			(78)	[1]	(13)
Common control transaction adjustments	[3]		97
Total change in the year			7		58
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance			0		129
Brookfield Corporation | Parent | Cumulative Effect, Period of Adoption, Adjustment
Statement [Line Items]
Change in accounting policy					(136)
Brookfield Corporation | Parent | Cumulative Effect, Period of Adoption, Adjusted Balance
Statement [Line Items]
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance			(7)
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance					(7)
Class A exchangeable and Class B shareholders
Statement [Line Items]
Comprehensive income (loss)	[6]	6	3		0
Class A exchangeable and Class B shareholders | Share Capital
Statement [Line Items]
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance		536	0		0
Equity issuances	[1]		539
Return of capital	[2]		(3)
Distributions	[4]	(59)
Other		(54)
Total change in the year		(113)	536		0
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance		423	536		0
Class A exchangeable and Class B shareholders | Share Capital | Cumulative Effect, Period of Adoption, Adjusted Balance
Statement [Line Items]
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance			0
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance					0
Class A exchangeable and Class B shareholders | Retained Earnings
Statement [Line Items]
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance		3	0		0
Net income		6	3
Comprehensive income (loss)		6	3
Total change in the year		6	3		0
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance		9	3		0
Class A exchangeable and Class B shareholders | Retained Earnings | Cumulative Effect, Period of Adoption, Adjusted Balance
Statement [Line Items]
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance			0
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance					0
Class A exchangeable and Class B shareholders | Accumulated Other Comprehensive Income (Loss)
Statement [Line Items]
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance		0
Total change in the year		0
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance		0	0
Class A exchangeable and Class B shareholders | Parent
Statement [Line Items]
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance		539	0		0
Net income		6	3
Comprehensive income (loss)		6	3
Equity issuances	[1]		539
Return of capital	[2]		(3)
Distributions	[4]	(59)
Other		(54)
Total change in the year		(107)	539		0
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance		432	539		0
Class A exchangeable and Class B shareholders | Parent | Cumulative Effect, Period of Adoption, Adjusted Balance
Statement [Line Items]
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance			0
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance					0
Class C shareholders
Statement [Line Items]
Comprehensive income (loss)		47	(50)		0
Class C shareholders | Share Capital
Statement [Line Items]
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance		963	0
Equity issuances		450	963	[1]
Other		54
Total change in the year		504	963
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance		1,467	963		0
Class C shareholders | Share Capital | Cumulative Effect, Period of Adoption, Adjusted Balance
Statement [Line Items]
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance			0
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance					0
Class C shareholders | Retained Earnings
Statement [Line Items]
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance		(124)	0		0
Net income		493	(98)
Comprehensive income (loss)		493	(98)
Common control transaction adjustments	[3]		(26)
Dividends on Class A junior preferred shares		(68)
Total change in the year		425	(124)		0
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance		301	(124)		0
Class C shareholders | Retained Earnings | Cumulative Effect, Period of Adoption, Adjusted Balance
Statement [Line Items]
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance			0
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance					0
Class C shareholders | Accumulated Other Comprehensive Income (Loss)
Statement [Line Items]
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance		(33)	0		0
Other comprehensive loss		(446)	48
Comprehensive income (loss)		(446)	48
Common control transaction adjustments	[3]		(81)
Derecognition of equity accounted investments		(44)
Total change in the year		(490)	(33)		0
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance		(523)	(33)		0
Class C shareholders | Accumulated Other Comprehensive Income (Loss) | Cumulative Effect, Period of Adoption, Adjusted Balance
Statement [Line Items]
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance			0
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance					0
Class C shareholders | Parent
Statement [Line Items]
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance		806	0		0
Net income		493	(98)
Other comprehensive loss		(446)	48
Comprehensive income (loss)		47	(50)
Equity issuances		450	963	[1]
Common control transaction adjustments	[3]		(107)
Dividends on Class A junior preferred shares		(68)
Derecognition of equity accounted investments		(44)
Other		54
Total change in the year		439	806		0
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance		$ 1,245	806		0
Class C shareholders | Parent | Cumulative Effect, Period of Adoption, Adjusted Balance
Statement [Line Items]
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance			$ 0
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance					$ 0

[1]	See Note 1(b) for details regarding the Spin-off and reorganization.
[2]	The company distributed $0.13 in the form of a return of capital per each Class A exchangeable and Class B share in the third and fourth quarters of 2021.
[3]	See Note 2(c) for details regarding the common control transaction.
[4]	The company distributed $0.14 in the form of a return of capital per each Class A exchangeable and Class B share in each quarter of 2022. In addition, the Company completed a special distribution of shares of Brookfield Asset Management Ltd. (the “Manager shares”) to the holders of the Company’s class A exchangeable shares and class B shares in the amount of $5.481 per share in the fourth quarter of 2022.
[5]	For the periods prior to June 28, 2021. See Note 1(b).
[6]	For the periods June 28, 2021 onward. See Note 1(b).